MORTGAGE LOANS ON REAL ESTATE - Schedule of Credit Quality Indicators (Details) - Real Estate - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	$ 1,493	$ 866
Fiscal year before current fiscal year	758	1,529
Two years before current fiscal year	833	3,635
Three years before current fiscal year	3,122	1,594
Four years before current fiscal year	1,242	1,114
Prior	3,896	3,846
Total	11,344	12,584
Allowance for credit losses	(113)	(158)
Total, net of allowance	11,231	12,426
Commercial mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total	8,927	9,891
Allowance for credit losses	(99)	(149)	$ (60)	$ (41)
Total, net of allowance	8,828	9,742
Commercial mortgage loans | Current
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	1,112	569
Fiscal year before current fiscal year	358	607
Two years before current fiscal year	309	2,428
Three years before current fiscal year	2,119	1,280
Four years before current fiscal year	978	961
Prior	3,666	3,735
Total	8,542	9,580
Commercial mortgage loans | 30-59 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	83	25
Two years before current fiscal year	0	4
Three years before current fiscal year	94	0
Four years before current fiscal year	0	10
Prior	0	48
Total	177	87
Commercial mortgage loans | 60-89 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	0	0
Two years before current fiscal year	29	50
Three years before current fiscal year	10	30
Four years before current fiscal year	0	0
Prior	2	0
Total	41	80
Commercial mortgage loans | Non-accrual
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	0	0
Fiscal year before current fiscal year	0	8
Two years before current fiscal year	0	42
Three years before current fiscal year	11	40
Four years before current fiscal year	59	6
Prior	97	48
Total	167	144
Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total	2,417	2,693
Allowance for credit losses	(14)	(9)	$ 0	$ 0
Residential mortgage loans | Current
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	376	291
Fiscal year before current fiscal year	302	790
Two years before current fiscal year	390	970
Three years before current fiscal year	766	222
Four years before current fiscal year	182	121
Prior	114	7
Total	2,130	2,401
Residential mortgage loans | 30-59 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	3	3
Fiscal year before current fiscal year	9	41
Two years before current fiscal year	18	45
Three years before current fiscal year	34	2
Four years before current fiscal year	11	4
Prior	5	0
Total	80	95
Residential mortgage loans | 60-89 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	1	0
Fiscal year before current fiscal year	2	7
Two years before current fiscal year	11	20
Three years before current fiscal year	22	2
Four years before current fiscal year	2	4
Prior	2	5
Total	40	38
Residential mortgage loans | Non-accrual
Financing Receivable, Credit Quality Indicator [Line Items]
Current fiscal year	1	3
Fiscal year before current fiscal year	4	51
Two years before current fiscal year	76	76
Three years before current fiscal year	66	18
Four years before current fiscal year	10	8
Prior	10	3
Total	$ 167	$ 159